Member's Interest (Narrative) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 19, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted				$ 0.00	$ 0.00	$ 2.68
Shares vested that are subject to performance conditions that have not yet been determined probable to meet				600
Total share based compensation expense		$ 2,524	$ 3,036	$ 10,713	$ 16,715	$ 28,540
Tax benefit related to the share-based compensation expense				4,100	6,300	10,800
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions				22,400
Options granted vest based on market conditions				24,700
2008 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued in connection with the tax assistance program	1,500
Stock options granted under the Clear Channel 2008 Executive Incentive Plan	2,000
Replacement stock options	1,800
Incremental compensation expense	$ 1,700
Stock options repurchased	900
Restricted stock awards forfeited	600
Compensation expense recognized related to tax assistance program	$ 2,600
iHM [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested				300	6,300	3,900
Total share based compensation expense				$ 0	$ 0	$ 0
Restricted stock awards forfeited				125
CCOH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted				$ 4.69	$ 4.10	$ 4.43
Fair value of options vested				$ 6,100	$ 7,100	$ 11,500
Cash received for options exercised				2,400	4,200	6,400
Total instrinsic value of the options exercised				$ 1,500	$ 5,000	$ 7,900
Restricted stock awards forfeited				628